Reserve Factoring (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Factoring [Line Items]
Factoring operations	R$ 3,694	R$ 157,801
Addition	1,541,948	1,202,582
Interest incurred	79,460	18,228
Interest paid	(53,476)	(18,228)
Payment	(818,274)	(1,356,689)
Factoring operations	R$ 753,352	R$ 3,694